Putnam
Global
Growth Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The managers of Putnam Global Growth Fund faced a full measure of challenges during the first half of its current fiscal year, the six months ended April 30, 2001. The period was marked by considerable volatility in the world's equity markets, and most of these markets delivered negative returns for the period. The results of this turbulence are reflected in your fund's semiannual return.

When markets are strong, we caution shareholders not to take past performance as an indication of future results, lest they be disappointed when markets pause or decline. The same advice applies during down markets, as well. In our view, your fund's performance over longer time frames is an alternative way to measure its potential rather than focusing only on returns in the current period.

In the following report, your fund's management team reviews market strategy and semiannual investment results and discusses the fund's potential strengths and challenges as it enters the second half of its fiscal year.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
June 20, 2001

REPORT FROM FUND MANAGEMENT

Robert J. Swift
Lisa H. Svensson
Kelly A. Morgan
Stephen P. Dexter
Manuel Weiss

The six months that ended April 30, 2001, were among the most volatile that global markets have experienced in recent years and most of the movement was downward. Negative sentiments even overwhelmed large, financially strong companies positioned for long-term growth, the type of stocks we emphasize in Putnam Global Growth Fund. Several negative factors converged and enhanced pessimism that had been mounting among investors since the spring of 2000. Above all, investors were compelled to acknowledge the sharp economic slowdown in the United States. Secondly, it became obvious that many technology and telecommunications companies would not be able to sell as much equipment and as many services as they had anticipated. These factors caused a sharp setback for growth stocks in February and March.

In April, however, markets rallied as investors took into consideration positive factors supporting growth stocks, including healthy consumer spending in the United States and Europe and aggressive action by the U.S. Federal Reserve Board to cut interest rates. Your fund's six-month performance reflects the downturn for growth stocks as well as weakening foreign currencies versus the U.S. dollar, but the upturn in April signals that prospects for the rest of fiscal 2001 should be more favorable. The fund's short-term results are also an aberration from its long-term record.

Total return for 6 months ended 4/30/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -27.34% -31.53%  -27.67% -30.65%  -27.62% -28.22%  -27.49% -30.01%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.



[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

United States              51.8%

United Kingdom             11.6%

Japan                       9.1%

France                      7.1%

Italy                       4.1%

Footnote reads:
*Based on net assets as of 4/30/01. Holdings will vary over time.


* DIFFICULT CONDITIONS ENCOURAGED CONSERVATIVE POSITIONING

The economic situation around the world provided less support to financial markets during the past six months than at any time in the previous two years. Most economies avoided outright contraction but in the United States, gross domestic product fell to a 1% annual rate in the final quarter of 2000, and rose to only a 1.3% rate in the first quarter of 2001. That rate of expansion was less than half of the rate seen one year earlier. In Japan industrial production slowed and exports from Asia declined because of lower U.S. demand. Europe recorded the best level of activity partly because it is less dependent on trade with the United States. Nevertheless, economic growth in Germany, the largest economy of the European Union, also began to slow in early 2001.

Weakening business fundamentals and negative investor sentiment hit the growth-style stocks in which your fund invests. While we continued to emphasize stocks with strong earnings growth and market positions, we also increased the fund's diversification across global markets and industry sectors. With regard to sectors, we reduced the exposure to technology and telecommunications in favor of health care, retailing, financial, and energy stocks.

In terms of market exposure, we added modestly to the fund's position in Japan, which was unusually low at the beginning of the period. Japan experienced some positive developments in the period. In Japan, the popularity of wireless communications continues to grow unabated, supporting the expansion of fund holding NTT DoCoMo. Also, near the end of the period, the Bank of Japan cut interest rates to stimulate growth and a new prime minister, Junichiro Koizumi, took office on a platform that advocated resolving the problem of nonperforming loans in the banking sector. Japanese equities rallied as Koizumi assumed office.

* WEAKENING TECHNOLOGY SECTOR OFFERED SOME ATTRACTIVE OPPORTUNITIES

As in past periods, technology stocks still represent the largest sector weighting in the portfolio, but we have also trimmed the fund's technology positions, since the outlook for the sector has diminished. Advances such as the building of the Internet infrastructure still offer excellent long-term growth opportunities, but the poor performance of the sector in recent months reflects the fact that the supply of network connections has gotten ahead of demand. In the telecommunications sector, in particular, many small companies built networks before building a customer base.


"The 1990s will be remembered as the start of the Internet age, but also the decade when the world -- not just America -- discovered shares. Global stock market capitalization hit $35 trillion last year, 110% of global GDP, up from 40% in 1990."

-- The Economist, March 8, 2001


Although your fund, which invests in large companies, did not own these smaller companies, we did own some of their suppliers, such as Cisco Systems. Cisco's growth rate has fallen because some of its customers have delayed their plans for building their communications infrastructure. We continue to own Cisco because we consider it a high-quality company with attractive long-term prospects. But given the recent disappointments, we have been more selective about technology holdings. Currently we favor semiconductor companies, which are typically among the first groups to rally when the sector experiences improved or improving fundamentals. Examples are Samsung Electronics of South Korea, Taiwan Semiconductor in Taiwan, Chartered Semiconductor in Singapore, and Linear Technologies in the United States.

The fund also owns several software companies still benefiting from advances in online services, including Siebel, a company that dominates customer relationship management software and is able to fend off new competitors entering the market. Although these holdings as well as others mentioned in this report were viewed positively by fund management at the end of the reporting period, all holdings remain subject to review and adjustment in accordance with the fund's strategy.

* BROADER SECTOR DIVERSIFICATION INCLUDES FINANCIALS AND ENERGY

During the past six months, the fund's financial and energy holdings provided defensive characteristics that helped their performance. Among financial stocks, we favored several asset managers in Europe benefiting from pension reform. Mediolanum and Banca Fideuram in Italy are two examples. In the United Kingdom the fund owns AMVESCAP PLC, a company with a strong presence in the U.S. market for retirement savings. These stocks experienced setbacks during the period as the market decline reduced the value of their assets under management. However, their long-term ability to attract new clients and assets remains intact.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

AOL Time Warner, Inc.
United States
Media

General Electric Co.
United States
Conglomerate

Microsoft Corp.
United States
Software

NTT DoCoMo, Inc.
Japan
Communication services

GlaxoSmithKline PLC
United Kingdom
Consumer staples

Vodafone Group PLC
United Kingdom
Communication services

Pfizer, Inc.
United States
Pharmaceuticals

Nokia OYJ
Finland
Communications equipment

Telecom Italia SpA
Italy
Communication services

Merck & Co., Inc.
United States
Healthcare

Footnote reads:
These holdings represent 26.9% of the fund's net assets as of 4/30/01. Portfolio holdings will vary over time.


The oil industry has been one of the few bright spots in the market for more than a year. It has been a defensive sector because the higher price of oil has helped the bottom-line earnings of many oil companies even as it has contributed to slowing the economy by burdening consumers and manufacturers with higher fuel costs. Your fund has positions in Exxon Mobil in the United States, TotalFinaElf of France, and Royal Dutch Petroleum based in the Netherlands. We favor these companies because they are among the most effective at finding oil and producing it in a cost-effective way. The stocks have done well but we still consider them undervalued, given our long-term outlook for oil prices of approximately $25 per barrel.

* FUND POSITIONED FOR UPSWING IN GROWTH

We look ahead to the second half of your fund's fiscal year with increasing optimism. Most of the bad news about growth stocks has been revealed and digested by financial markets around the world. While current business conditions remain generally sluggish, it is unlikely that conditions will deteriorate much more. The chief reason is that the U.S. Fed has acted aggressively to reduce short-term interest rates. While lower rates cannot solve every business challenge, they can stimulate enough of the U.S. economy and create demand internationally to boost earnings growth in several sectors. In Europe, the economy is healthy and received a boost after the end of the reporting period when the European Central Bank reduced interest rates to maintain growth. In Japan, the new government faces a big challenge in introducing reforms ahead of parliamentary elections in July, but several proposed policies, such as privatizing the postal savings system and reducing capital gains taxes, improve the market's long-term outlook. However, global markets lack the powerful investment trends that we have seen in recent years. We are maintaining the portfolio's broad diversification across markets and sectors while focusing on stocks of companies that we consider likely to outperform because of their ability to achieve fundamental business growth.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/01, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Growth Fund is designed for investors seeking capital appreciation through a globally diversified equity portfolio.

TOTAL RETURN FOR PERIODS ENDED 4/30/01

                     Class A        Class B         Class C         Class M
(inception dates)   (9/1/67)       (4/27/92)       (2/1/99)        (3/1/95)
                   NAV    POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -27.34% -31.53% -27.67% -30.65% -27.62% -28.22% -27.49% -30.01%
------------------------------------------------------------------------------
1 year          -36.84  -40.46  -37.34  -39.92  -37.32  -37.84  -37.13  -39.34
------------------------------------------------------------------------------
5 years          52.52   43.71   46.73   45.12   46.85   46.85   48.70   43.49
Annual average    8.81    7.52    7.97    7.73    7.99    7.99    8.26    7.49
------------------------------------------------------------------------------
10 years        158.79  144.01  139.41  139.41  139.94  139.94  146.12  137.48
Annual average    9.98    9.33    9.12    9.12    9.15    9.15    9.42    9.03
------------------------------------------------------------------------------
Annual average
(life of fund)   10.20   10.01    9.18    9.18    9.37    9.37    9.46    9.35
------------------------------------------------------------------------------




COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/01

                   Salomon Smith Barney World         MSCI            Consumer
                     Primary Markets Growth       World Index        price index
----------------------------------------------------------------------------------
6 months                   -20.43%                  -10.74%             1.67%
----------------------------------------------------------------------------------
1 year                     -28.09                   -16.05              3.21
----------------------------------------------------------------------------------
5 years                     70.33                    55.63             13.19
Annual average              11.24                     9.25              2.51
----------------------------------------------------------------------------------
10 years                   185.65                   160.97             30.77
Annual average              11.07                    10.07              2.72
----------------------------------------------------------------------------------
Annual average
(life of fund)                 --*                      --*             5.07
----------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

* Inception date of this index was after the fund's inception.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/01

                         Class A       Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions (number)      1             1             1             1
------------------------------------------------------------------------------
Income                      --            --            --            --
------------------------------------------------------------------------------
Capital gains
  Long-term              $1.920        $1.920        $1.920        $1.920
------------------------------------------------------------------------------
  Short-term              0.159         0.159         0.159         0.159
------------------------------------------------------------------------------
  Total                  $2.079        $2.079        $2.079        $2.079
------------------------------------------------------------------------------
Share value:          NAV     POP        NAV           NAV       NAV     POP
------------------------------------------------------------------------------
10/31/00            $15.01  $15.93     $14.20        $14.80    $14.75  $15.28
------------------------------------------------------------------------------
4/30/01               9.10    9.66       8.47          8.91      8.89    9.21
------------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 3/31/01 (most recent calendar quarter)

                     Class A        Class B        Class C        Class M
(inception dates)   (9/1/67)       (4/27/92)       (2/1/99)       (3/1/95)
                   NAV    POP     NAV    CDSC     NAV   CDSC     NAV    POP
------------------------------------------------------------------------------
6 months        -37.75% -41.33% -37.99% -40.54% -38.03% -38.54% -37.90% -40.07%
------------------------------------------------------------------------------
1 year          -49.58  -52.46  -49.99  -52.05  -49.99  -50.40  -49.84  -51.59
------------------------------------------------------------------------------
5 years          39.39   31.32   34.13   32.66   34.16   34.16   35.88   31.16
Annual average    6.87    5.60    6.05    5.81    6.05    6.05    6.32    5.57
------------------------------------------------------------------------------
10 years        135.51  121.89  118.01  118.01  118.27  118.27  123.84  115.87
Annual average    8.94    8.30    8.11    8.11    8.12    8.12    8.39    8.00
------------------------------------------------------------------------------
Annual average
(life of fund)    9.87    9.68    8.85    8.85    9.04    9.04    9.13    9.02
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) World Index* is an unmanaged list of global equity securities, with all values expressed in U.S. dollars.

The Salomon Smith Barney World Primary Markets Growth Index* is an unmanaged index of mostly large and some small capitalization stocks from developed countries chosen for their growth orientation.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
April 30, 2001 (Unaudited)

COMMON STOCKS (97.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
Australia (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,097,500 Commonwealth Bank of Australia                                                    $  16,158,295
          2,060,900 Westpac Banking Corp.                                                                13,761,330
                                                                                                      -------------
                                                                                                         29,919,625

Belgium (1.2%)
-------------------------------------------------------------------------------------------------------------------
            400,400 Dexia (NON)                                                                          63,061,202

Bermuda (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,478,100 Tyco International, Ltd.                                                             78,886,197

Brazil (0.3%)
-------------------------------------------------------------------------------------------------------------------
            589,500 Companhia de Bebidas das Americas ADR                                                14,383,800

Canada (0.6%)
-------------------------------------------------------------------------------------------------------------------
            593,500 Celestica, Inc. (NON)                                                                30,327,850

Finland (2.1%)
-------------------------------------------------------------------------------------------------------------------
          3,530,484 Nokia OYJ Class A                                                                   116,714,235

France (7.1%)
-------------------------------------------------------------------------------------------------------------------
            949,800 Accor SA                                                                             40,322,591
            226,200 AGF (Assurances Generales de France)                                                 13,442,255
            920,796 Altran Technologies SA                                                               59,575,409
            199,100 Aventis SA                                                                           15,405,161
            694,400 Bouygues SA                                                                          29,676,841
            102,875 Groupe Danone                                                                        13,357,593
            383,500 L'OREAL                                                                              27,888,471
          5,540,400 Orange SA (NON)                                                                      58,336,223
          1,351,060 Sanofi-Synthelabo SA                                                                 80,947,247
            552,876 Societe Television Francaise I                                                       23,177,662
            191,825 TotalFinaElf SA Class B                                                              28,562,436
                                                                                                      -------------
                                                                                                        390,691,889

Ireland (0.3%)
-------------------------------------------------------------------------------------------------------------------
            302,387 Elan Corp. PLC ADR (NON)                                                             15,164,708

Italy (4.1%)
-------------------------------------------------------------------------------------------------------------------
          3,049,700 Banca Fideuram SpA                                                                   36,895,255
          5,999,200 ENI-Ente Nazionale Idrocarburi SpA                                                   41,047,942
          2,320,900 Mediolanum SpA                                                                       29,847,268
         10,325,900 Telecom Italia SpA                                                                  114,672,620
                                                                                                      -------------
                                                                                                        222,463,085

Japan (9.1%)
-------------------------------------------------------------------------------------------------------------------
            301,000 Aiful Corp.                                                                          28,001,700
            967,000 Canon, Inc.                                                                          37,972,229
            133,300 Fast Retailing Co., Ltd.                                                             28,783,993
              3,270 Fuji Television Network, Inc.                                                        23,722,128
          3,997,000 Fujitsu, Ltd.                                                                        55,014,979
                100 Keyence Corp.                                                                            21,780
          1,248,000 Nippon Sheet Glass Co., Ltd.                                                         12,226,378
              8,009 NTT DoCoMo, Inc.                                                                    164,706,178
          1,707,600 Omron Corp.                                                                          31,660,627
            665,000 Seven-Eleven Japan Co., Ltd.                                                         32,358,918
            172,700 Sony Corp.                                                                           12,919,990
            955,000 Takeda Chemical Industries                                                           46,083,718
            710,700 Toyota Motor Corp.                                                                   23,649,721
                                                                                                      -------------
                                                                                                        497,122,339

Netherlands (3.0%)
-------------------------------------------------------------------------------------------------------------------
          1,099,700 Aegon NV                                                                             36,647,371
            542,500 ASM Lithography Holdings NV (NON)                                                    14,328,369
            176,400 Gucci Group NV                                                                       15,782,858
            678,900 ING Groep NV                                                                         46,313,547
            375,500 Koninklijke Ahold NV                                                                 11,648,198
            647,300 Royal Dutch Petroleum Co. PLC                                                        38,667,514
                                                                                                      -------------
                                                                                                        163,387,857

Portugal (0.5%)
-------------------------------------------------------------------------------------------------------------------
          2,750,200 Portugal Telecom SA                                                                  26,666,275

Singapore (0.3%)
-------------------------------------------------------------------------------------------------------------------
          5,979,000 Chartered Semiconductor Manufacturing, Ltd. (NON)                                    18,386,820

South Korea (0.8%)
-------------------------------------------------------------------------------------------------------------------
            255,500 Samsung Electronics Co.                                                              44,493,916

Sweden (1.0%)
-------------------------------------------------------------------------------------------------------------------
          2,071,814 Securitas AB Class B                                                                 40,261,727
            840,500 Svenska Handelsbanken                                                                12,526,447
                                                                                                      -------------
                                                                                                         52,788,174

Switzerland (1.0%)
-------------------------------------------------------------------------------------------------------------------
            355,000 STMicroelectronics NV                                                                14,300,229
             24,848 Swatch Group AG (The) Class B                                                        27,518,164
             51,490 Swisscom AG ADR                                                                      13,387,519
                                                                                                      -------------
                                                                                                         55,205,912

Taiwan (0.5%)
-------------------------------------------------------------------------------------------------------------------
         10,065,000 Taiwan Semiconductor Manufacturing Co. (NON)                                         27,832,594

United Kingdom (11.6%)
-------------------------------------------------------------------------------------------------------------------
            752,700 Amdocs, Ltd. (NON)                                                                   44,334,030
          1,636,300 AMVESCAP Corp. PLC                                                                   30,476,267
          1,065,100 AstraZeneca PLC (NON)                                                                49,578,775
          4,323,500 Capita Group PLC                                                                     30,583,672
          1,141,400 Diageo PLC                                                                           12,000,879
          6,515,800 Energis PLC (NON)                                                                    33,927,901
          5,247,036 GlaxoSmithKline PLC (NON)                                                           138,633,696
          1,390,670 Logica PLC                                                                           19,893,534
          5,305,800 Misys PLC                                                                            48,347,962
            563,800 Royal Bank of Scotland Group PLC                                                     13,057,492
          2,207,000 Scottish Power PLC                                                                   14,049,155
          6,457,300 Tesco PLC                                                                            23,092,919
         41,810,792 Vodafone Group PLC                                                                  126,947,442
          3,920,300 WPP Group PLC                                                                        46,966,909
                                                                                                      -------------
                                                                                                        631,890,633

United States (51.8%)
-------------------------------------------------------------------------------------------------------------------
            312,800 Adobe Systems, Inc.                                                                  14,050,976
            459,400 AFLAC, Inc.                                                                          14,608,920
            483,512 American International Group, Inc.                                                   39,551,282
            387,900 Anheuser-Busch Cos., Inc.                                                            15,512,121
          4,258,993 AOL Time Warner, Inc. (NON)                                                         215,094,669
            775,400 Applera Corp-Applied Biosystems Group                                                24,859,324
            519,300 Applied Materials, Inc. (NON)                                                        28,353,780
            582,500 Applied Micro Circuits Corp. (NON)                                                   15,156,650
            432,250 Bank of New York Company, Inc.                                                       21,698,950
          1,868,470 BEA Systems, Inc. (NON)                                                              76,327,000
            251,300 Capital One Financial Corp.                                                          15,796,718
             51,500 Cardinal Health, Inc.                                                                 3,471,100
            409,700 Checkfree Corp. (NON)                                                                16,322,448
            458,900 CIENA Corp. (NON)                                                                    25,267,034
          3,005,071 Cisco Systems, Inc. (NON)                                                            51,026,106
          1,086,166 Citigroup, Inc.                                                                      53,385,059
            452,500 Clear Channel Communications, Inc. (NON)                                             25,249,500
            581,500 Colgate-Palmolive Co.                                                                32,476,775
            412,300 Comerica, Inc.                                                                       21,204,589
            647,000 Convergys Corp. (NON)                                                                23,615,500
            221,700 CVS Corp.                                                                            13,069,215
            986,500 Dell Computer Corp. (NON)                                                            25,885,760
          1,232,648 EMC Corp. (NON)                                                                      48,812,861
            652,400 Enron Corp.                                                                          40,918,528
            469,300 Exxon Mobil Corp.                                                                    41,579,980
            172,200 Fannie Mae                                                                           13,820,772
            492,900 Freddie Mac                                                                          32,432,820
            655,700 Fifth Third Bancorp                                                                  35,250,432
            734,150 Genentech, Inc. (NON)                                                                38,542,875
            298,900 General Dynamics Corp.                                                               23,039,212
          4,022,759 General Electric Co.                                                                195,224,494
            287,900 Goldman Sachs Group, Inc. (The)                                                      26,227,690
            607,000 HCA-The Healthcare Co.                                                               23,490,900
            367,800 Interpublic Group Cos., Inc.                                                         12,486,810
            850,400 Johnson & Johnson                                                                    82,046,592
          1,019,750 Juniper Networks, Inc. (NON)                                                         60,195,843
            937,276 Linear Technology Corp.                                                              45,026,739
            570,700 Maxim Integrated Products, Inc. (NON)                                                29,020,095
            565,100 Medtronic, Inc.                                                                      25,203,460
          1,343,400 Merck & Co., Inc.                                                                   102,058,098
            415,100 Micron Technology, Inc. (NON)                                                        18,837,238
          2,478,700 Microsoft Corp. (NON)                                                               167,931,925
            231,600 Morgan Stanley, Dean Witter & Co.                                                    14,542,164
            770,000 Network Appliance, Inc. (NON)                                                        17,517,654
            366,100 Omnicom Group, Inc.                                                                  32,161,885
            946,700 PepsiCo, Inc.                                                                        41,474,927
          2,925,200 Pfizer, Inc.                                                                        126,661,160
            245,200 Pharmacia Corp.                                                                      12,814,152
          1,137,400 Philip Morris Cos., Inc.                                                             56,995,114
          1,356,900 QUALCOMM, Inc. (NON)                                                                 77,831,784
          1,798,900 Qwest Communications International, Inc. (NON)                                       73,575,010
          1,200,050 Schering-Plough Corp.                                                                46,249,927
          2,034,325 Schwab (Charles) Corp.                                                               40,279,635
          1,351,500 Siebel Systems, Inc. (NON)                                                           61,601,370
            712,750 Southwest Airlines Co.                                                               12,979,178
          1,635,500 Sprint Corp. (PCS Group) (NON)                                                       41,917,865
            822,800 Starbucks Corp. (NON)                                                                15,921,180
            243,900 Stryker Corp.                                                                        14,460,831
          1,433,400 Sun Microsystems, Inc. (NON)                                                         24,539,808
            742,350 Symbol Technologies, Inc.                                                            23,384,025
          1,818,800 Sysco Corp.                                                                          51,144,656
            593,600 Teradyne, Inc. (NON)                                                                 23,447,200
          1,591,000 U.S. Bancorp                                                                         33,697,380
            857,225 VeriSign, Inc. (NON)                                                                 43,958,498
          1,100,325 Veritas Software Corp. (NON)                                                         65,590,373
            563,900 Viacom Inc. Class B (NON)                                                            29,356,634
            280,500 Wells Fargo & Co.                                                                    13,175,085
                                                                                                     --------------
                                                                                                      2,829,408,335
                                                                                                     --------------
                    Total Common Stocks (cost $4,956,377,021)                                        $5,308,795,446

PREFERRED STOCKS (1.3%) (a) (cost $47,893,118)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            639,793 Marschollek, Lautenschlaeger und Partner AG zero % pfd.
                    (Germany)                                                                        $   70,881,067

SHORT-TERM INVESTMENTS (2.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        74,000,000 Household Finance Corp. effective yield of 4.70%, May 1, 2001                    $   73,990,339
         50,000,000 UBS Finance effective yield of 4.65%, May 1, 2001                                    49,993,542
                                                                                                     --------------
                    Total Short-Term Investments (cost $123,983,881)                                 $  123,983,881
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $5,128,254,020) (b)                                      $5,503,660,394
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,461,192,333.

  (b) The aggregate identified cost on a tax basis is $5,211,587,673, resulting in gross unrealized appreciation and depreciation of $588,953,086 and $296,880,365, respectively, or net unrealized appreciation of $292,072,721.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at April 30, 2001, (as a percentage of net assets):

          Pharmaceuticals        13.1%
          Telecommunications     12.0

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $5,128,254,020) (Note 1)                                    $5,503,660,394
-------------------------------------------------------------------------------------------
Cash                                                                              1,204,095
-------------------------------------------------------------------------------------------
Foreign cash (cost $3,430)                                                            3,312
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                 3,021,615
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            8,017,634
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    3,293,603
-------------------------------------------------------------------------------------------
Total assets                                                                  5,519,200,653

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 33,531,093
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       11,711,595
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      8,382,866
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        2,131,356
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       106,845
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         11,556
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,731,059
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              401,950
-------------------------------------------------------------------------------------------
Total liabilities                                                                58,008,320
-------------------------------------------------------------------------------------------
Net assets                                                                   $5,461,192,333

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $6,397,416,951
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (15,168,128)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
and foreign currency transactions (Note 1)                                   (1,296,437,568)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                375,381,078
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $5,461,192,333

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($4,021,444,399 divided by 441,679,943 shares)                                        $9.10
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.10)*                                $9.66
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,111,624,323 divided by 131,176,555 shares)**                                      $8.47
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($68,018,497 divided by 7,631,049 shares)**                                           $8.91
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($57,780,322 divided by 6,500,535 shares)                                             $8.89
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $8.89)*                                $9.21
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($202,324,792 divided by 21,645,551 shares)                                           $9.35
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $848,051)                                   $   18,740,589
-------------------------------------------------------------------------------------------
Interest                                                                          3,429,066
-------------------------------------------------------------------------------------------
Total investment income                                                          22,169,655

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 19,268,730
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    6,161,958
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    50,461
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     17,552
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             5,582,963
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             6,803,666
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               351,184
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               253,094
-------------------------------------------------------------------------------------------
Other                                                                             2,036,572
-------------------------------------------------------------------------------------------
Total expenses                                                                   40,526,180
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (3,188,397)
-------------------------------------------------------------------------------------------
Net expenses                                                                     37,337,783
-------------------------------------------------------------------------------------------
Net investment loss                                                             (15,168,128)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                             (1,202,020,649)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (49,265)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                               (108,350)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                   (916,243,616)
-------------------------------------------------------------------------------------------
Net loss on investments                                                      (2,118,421,880)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $(2,133,590,008)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         April 30       October 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                              $    (15,168,128) $   (71,231,570)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                      (1,202,069,914)   1,120,581,841
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                         (916,351,966)    (508,218,589)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                    (2,133,590,008)     541,131,682
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (773,034,648)    (520,018,235)
--------------------------------------------------------------------------------------------------
   Class B                                                           (259,279,409)    (255,061,013)
--------------------------------------------------------------------------------------------------
   Class C                                                            (11,660,031)      (2,755,243)
--------------------------------------------------------------------------------------------------
   Class M                                                            (11,888,532)      (9,367,009)
--------------------------------------------------------------------------------------------------
   Class Y                                                            (37,666,078)     (25,352,554)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     852,904,292    1,438,269,404
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (2,374,214,414)   1,166,847,032

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 7,835,406,747    6,668,559,715
--------------------------------------------------------------------------------------------------
End of period (including accumulated
net investment loss of $15,168,128
and $--, respectively)                                            $ 5,461,192,333   $7,835,406,747
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $15.01       $15.07       $11.01       $12.00       $11.10       $10.13
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.02)        (.11)        (.05)          --          .04          .09
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.81)        1.86         4.48         1.23         1.68         1.47
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.83)        1.75         4.43         1.23         1.72         1.56
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --         (.05)        (.26)        (.27)        (.18)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.08)       (1.81)        (.32)       (1.96)        (.55)        (.41)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.08)       (1.81)        (.37)       (2.22)        (.82)        (.59)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.10       $15.01       $15.07       $11.01       $12.00       $11.10
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (27.34)*       9.76        41.04        13.02        16.40        16.10
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $4,021,444   $5,574,968   $4,254,993   $2,882,999   $2,628,933   $2,186,426
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .57*        1.07         1.10         1.18         1.24         1.27
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.16)*       (.63)        (.39)        (.01)         .31          .84
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                110.15*      156.94       165.64       162.35       154.98        72.88
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.20       $14.43       $10.59       $11.62       $10.78        $9.86
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.05)        (.23)        (.14)        (.08)        (.05)         .01
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.60)        1.81         4.30         1.18         1.64         1.43
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.65)        1.58         4.16         1.10         1.59         1.44
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.17)        (.20)        (.11)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.08)       (1.81)        (.32)       (1.96)        (.55)        (.41)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.08)       (1.81)        (.32)       (2.13)        (.75)        (.52)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.47       $14.20       $14.43       $10.59       $11.62       $10.78
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (27.67)*       8.95        40.00        12.13        15.54        15.25
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,111,624   $1,812,161   $2,072,050   $1,732,139   $1,664,215   $1,327,246
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .94*        1.82         1.85         1.93         1.99         2.02
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.54)*      (1.39)       (1.14)        (.75)        (.45)         .09
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                110.15*      156.94       165.64       162.35       154.98        72.88
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                     Six months
                                       ended                 For the period
Per-share                            April 30    Year ended  Feb. 1, 1999+
operating performance               (Unaudited)  October 31  to October 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.80       $14.98       $12.97
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.05)        (.22)        (.10)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.76)        1.85         2.11
---------------------------------------------------------------------------
Total from
investment operations                  (3.81)        1.63         2.01
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net realized gain
on investments                         (2.08)       (1.81)          --
---------------------------------------------------------------------------
Total distributions                    (2.08)       (1.81)          --
---------------------------------------------------------------------------
Net asset value,
end of period                          $8.91       $14.80       $14.98
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (27.62)*       8.95        15.50*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $68,018      $83,669      $19,269
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .94*        1.82         1.38*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.53)*      (1.34)        (.83)*
---------------------------------------------------------------------------
Portfolio turnover (%)                110.15*      156.94       165.64
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.75       $14.90       $10.90       $11.90       $11.05       $10.09
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.04)        (.19)        (.11)        (.06)        (.02)         .03
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.74)        1.85         4.43         1.22         1.66         1.47
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.78)        1.66         4.32         1.16         1.64         1.50
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.20)        (.24)        (.13)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.08)       (1.81)        (.32)       (1.96)        (.55)        (.41)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.08)       (1.81)        (.32)       (2.16)        (.79)        (.54)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.89       $14.75       $14.90       $10.90       $11.90       $11.05
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (27.49)*       9.22        40.34        12.48        15.72        15.54
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $57,780      $85,217      $76,537      $50,700      $43,662      $24,179
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .82*        1.57         1.60         1.68         1.74         1.80
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.41)*      (1.13)        (.89)        (.50)        (.21)         .32
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                110.15*      156.94       165.64       162.35       154.98        72.88
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $15.33       $15.32       $11.20       $12.17       $11.24       $10.25
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)           -- (d)     (.07)        (.02)         .03          .08          .12
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.90)        1.89         4.54         1.25         1.70         1.48
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.90)        1.82         4.52         1.28         1.78         1.60
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --         (.08)        (.29)        (.30)        (.20)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.08)       (1.81)        (.32)       (1.96)        (.55)        (.41)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.08)       (1.81)        (.40)       (2.25)        (.85)        (.61)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.35       $15.33       $15.32       $11.20       $12.17       $11.24
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (27.20)*      10.08        41.19        13.35        16.75        16.39
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $202,325     $279,392     $245,711      $62,367      $47,000      $66,708
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .44*         .82          .85          .93          .99         1.02
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.03)*       (.38)        (.13)         .24          .69         1.09
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                110.15*      156.94       165.64       162.35       154.98        72.88
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Growth Fund (the "fund") is registered under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of companies worldwide.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, 0.53% of the next $5 billion, 0.52% of the next $5 billion, 0.51% of the next $5 billion, 0.50% of the next $5 billion, 0.49% of the next $5 billion, 0.48% of the next $8.5 billion and 0.47% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended April 30, 2001, the fund's expenses were reduced by $3,188,397 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,933 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended April 30, 2001, Putnam Retail Management, acting as underwriter received net commissions of $429,147 and $7,169 from the sale of class A and class M shares, respectively, and received $837,651 and $42,146 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 2001, Putnam Retail Management, acting as underwriter received $13,179 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $6,897,197,872 and $7,224,947,893, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At April 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 73,408,697      $  745,581,656
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               70,233,784         735,347,720
---------------------------------------------------------------------------
                                           143,642,481       1,480,929,376

Shares
repurchased                                (73,274,177)       (733,319,628)
---------------------------------------------------------------------------
Net increase                                70,368,304      $  747,609,748
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                154,018,967     $ 2,664,393,856
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               27,923,839         494,531,040
---------------------------------------------------------------------------
                                           181,942,806       3,158,924,896

Shares
repurchased                                (92,933,713)     (1,582,357,234)
---------------------------------------------------------------------------
Net increase                                89,009,093     $ 1,576,567,662
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,326,004       $ 115,608,728
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               24,774,687         242,296,553
---------------------------------------------------------------------------
                                            36,100,691         357,905,281

Shares
repurchased                                (32,585,095)       (316,124,316)
---------------------------------------------------------------------------
Net increase                                 3,515,596       $  41,780,965
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 36,814,299     $   605,449,981
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               14,162,845         238,785,562
---------------------------------------------------------------------------
                                            50,977,144         844,235,543

Shares
repurchased                                (66,939,763)     (1,098,583,395)
---------------------------------------------------------------------------
Net decrease                               (15,962,619)    $  (254,347,852)
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,284,514        $ 63,398,819
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  963,548           9,905,276
---------------------------------------------------------------------------
                                             7,248,062          73,304,095

Shares
repurchased                                 (5,269,418)        (53,267,749)
---------------------------------------------------------------------------
Net increase                                 1,978,644        $ 20,036,346
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,579,732        $ 94,123,061
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  140,663           2,472,859
---------------------------------------------------------------------------
                                             5,720,395          96,595,920

Shares
repurchased                                 (1,354,039)        (21,788,968)
---------------------------------------------------------------------------
Net increase                                 4,366,356        $ 74,806,952
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,394,044        $ 14,070,337
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,119,085          11,459,435
---------------------------------------------------------------------------
                                             2,513,129          25,529,772

Shares
repurchased                                 (1,789,949)        (17,713,533)
---------------------------------------------------------------------------
Net increase                                   723,180        $  7,816,239
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,622,443        $ 44,479,069
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  514,622           8,995,590
---------------------------------------------------------------------------
                                             3,137,065          53,474,659

Shares
repurchased                                 (2,495,403)        (41,907,225)
---------------------------------------------------------------------------
Net increase                                   641,662        $ 11,567,434
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,916,211        $ 29,571,627
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,507,035          37,666,078
---------------------------------------------------------------------------
                                             6,423,246          67,237,705

Shares
repurchased                                 (3,001,414)        (31,576,711)
---------------------------------------------------------------------------
Net increase                                 3,421,832        $ 35,660,994
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,277,364       $ 159,090,428
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,405,172          25,352,554
---------------------------------------------------------------------------
                                            10,682,536         184,442,982

Shares
repurchased                                 (8,492,405)       (154,767,774)
---------------------------------------------------------------------------
Net increase                                 2,190,131       $  29,675,208
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Robert J. Swift
Vice President and Fund Manager

Lisa H. Svensson
Vice President and Fund Manager

Kelly A. Morgan
Vice President and Fund Manager

Stephen P. Dexter
Vice President and Fund Manager

Manuel Weiss
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Global Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA006-72164  005/882/907/513  6/01



PUTNAM IMVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Global Growth Fund
Supplement to semiannual Report dated 4/30/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 4/30/01

                                                          NAV
1 year                                                  -36.63%
5 years                                                  54.53%
Annual average                                            9.09%
10 years                                                165.49%
Annual average                                           10.26%
Life of fund (since class A inception, 9/1/67)         2,597.81%
Annual average                                           10.28%

Share value:                                              NAV

10/31/00                                                $15.33
4/30/01                                                  $9.35
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     1         --           $2.079          $2.079
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.